EXPENSES - Operating expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EXPENSES
Raw materials and consumables	$ 126.6	$ 148.1
Salaries and employee benefits	112.5	102.1
Contractors	81.1	60.6
Repairs and maintenance	37.2	47.7
General and administrative	24.4	20.3
Leases	6.9	4.2
Royalties	6.2	3.5
Drilling and analytical	3.8	2.4
Other	6.1	5.2
Total production expenses	404.8	394.1
Less: Production expenses capitalized	(71.6)	(45.3)
Add (less): Change in inventories	38.7	(23.4)
Total operating expenses	$ 371.9	$ 325.4